Cover Page	Nov. 18, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000715957
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	DOMINION ENERGY, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
2016 Series A 5.25% Enhanced Junior Subordinated Notes
Document And Entity Information [Line Items]
Title of 12(b) Security	2016 Series A 5.25% Enhanced Junior Subordinated Notes
Trading Symbol	DRUA
Security Exchange Name	NYSE
2019 Series A Corporate Units
Document And Entity Information [Line Items]
Title of 12(b) Security	2019 Series A Corporate Units
Trading Symbol	DCUE
Security Exchange Name	NYSE
Virginia Electric and Power Company
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000103682
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	VIRGINIA ELECTRIC & POWER CO
Entity Incorporation, State or Country Code	VA
Entity File Number	000-55337
Entity Tax Identification Number	54-0418825
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Entity Emerging Growth Company	false
Dominion Energy Gas Holdings, LLC
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001603291
Document Type	8-K
Document Period End Date	Nov. 18, 2019
Entity Registrant Name	DOMINION ENERGY GAS HOLDINGS, LLC
Entity Incorporation, State or Country Code	VA
Entity File Number	001-37591
Entity Tax Identification Number	46-3639580
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	819-2000
Entity Emerging Growth Company	false
Dominion Energy Gas Holdings, LLC | 2014 Series C 4.6% Senior Notes
Document And Entity Information [Line Items]
Title of 12(b) Security	2014 Series C 4.6% Senior Notes
No Trading Symbol Flag	true
Security Exchange Name	NYSE